Summary of Significant Accounting Policies (Details Narrative)		12 Months Ended
	Apr. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)
Warrants carrying value				$ 163,162	$ 472,899
Impact of hyperinflation accumulated depreciation	$ 473,907	$ (9,524)
Monetary position		$ 1,826,495
Property and equipment, depreciation useful lives		The estimate useful lives are as follows: Motor vehicles - 3 years; furniture - 3 to 5 years; leasehold improvements - over the term of the lease and other equipment - 3 years
Asset retirement obligations			$ 4,566,130